Consolidated statements of cash flows - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Profit before income tax	S/ 116,141	S/ 127,112	S/ 185,122
Non-cash adjustments to reconcile profit before income tax to net cash flows
Depreciation and amortization	129,779	124,206	111,266
Finance costs	87,338	73,759	75,397
Accumulated net loss due to settlement of derivative financial instruments	34,887
Impairment on brine project		47,582
Long-term incentive plan	9,495	11,401	16,088
Provision of impairment of inventories, net	3,808	2,718	3,493
Adjustment as a result of physical inventories	1,910	2,700	4,683
Estimation of impairment of trade and other accounts receivables	9,717	1,190	114
Unrealized exchange difference related to monetary transactions	(392)	185	(1,268)
Finance income	(4,970)	(5,842)	(3,251)
Net (gain) loss on disposal of property, plant and equipment	(4,599)	(42)	3,445
Net gain on sale of financial instruments designated at fair value through other comprehensive income		(243)
Change in the estimation of rehabilitation costs	(910)		5,259
Other operating, net	(258)	477	220
Working capital adjustments
(Increase) decrease in trade and other receivables	(171)	(31,178)	28,079
(Increase) decrease in prepayments	(1,728)	4,662	(734)
(Increase) in inventories	(59,637)	(31,863)	(49,967)
(Decrease) increase in trade and other payables	(9,654)	14,083	(36,203)
Adjustments to reconcile profit (loss)	310,756	340,907	341,743
Interests received	2,353	2,251	2,619
Interests paid	(55,098)	(52,346)	(48,000)
Income tax paid	(54,383)	(40,404)	(54,683)
Net cash flows from operating activities	203,628	250,408	241,679
Which includes cash used in discontinued operations for		(2,611)	(14,647)
Investing activities
Purchase of property, plant and equipment	(80,214)	(71,355)	(126,449)
Purchase of exploration and evaluation assets	(31,052)	(6,331)	(10,619)
Proceeds from sale of property, plant and equipment	12,441	6,353	1,441
Proceeds from sale of financial instruments designated at fair value through other comprehensive income		694
Net cash flows used in investing activities	(98,825)	(70,639)	(135,627)
Which includes cash used in investment activities of discontinued operations for		(6,410)	(22,352)
Financing activities
Loan received	656,845
Income from settlement of derivative financial instruments	22,789
Payment for senior note purchase	(572,060)
Dividends paid	(171,790)	(124,993)	(154,401)
Payment of hedge finance cost	(26,443)	(26,708)	(27,624)
Paid loan	(16,090)
Purchase of treasury shares		(34,216)
Contribution of non-controlling interests	1,405	491	4,488
Net cash flows used in financing activities	(105,344)	(185,426)	(177,537)
Which includes cash provided from financing activities of discontinued operations for			4,015
Net decrease in cash and cash equivalents	(541)	(5,657)	(71,485)
Net foreign exchange difference	392	(185)	1,268
Cash and cash equivalents as of January 1	49,216	80,215	158,007
Cash transferred to held assets for distribution		(34,178)
Change in cash and cash equivalents of discontinued operations		9,021	(7,575)
Cash and cash equivalents as of December 31	49,067	49,216	80,215
Transactions with no effect in cash flows:
Unrealized exchange difference related to monetary transactions	(392)	185	(1,268)
Derecognition of impaired assets	S/ 3,401